Related party transactions	12 Months Ended
Mar. 31, 2023
Related party transactions
Related party transactions

30. Related party transactions

The Group has a number of related parties including joint arrangements and associates, pension schemes and Directors and Executive Committee members (see note 12 ‘Investments in associates and joint arrangements’, note 25 ‘Post employment benefits’ and note 23 ‘Directors and key management compensation’).

Transactions with joint arrangements and associates

Related party transactions with the Group’s joint arrangements and associates primarily comprise fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling arrangements. No related party transactions have been entered into during the year which might reasonably affect any decisions made by the users of these consolidated financial statements except as disclosed below.

	2023	2022	2021
	€m	€m	€m
Sales of goods and services to associates	20	20	14
Purchase of goods and services from associates	8	10	5
Sales of goods and services to joint arrangements	220	221	203
Purchase of goods and services from joint arrangements	263	298	109
Interest income receivable from joint arrangements[1]	52	48	65
Interest expense payable to joint arrangements[1]	33	52	56

Trade balances owed:
by associates	7	8	–
to associates	1	6	–
by joint arrangements	170	139	–
to joint arrangements	329	34	–
Other balances owed by associates	–	80	–
Other balances owed by joint arrangements[1]	980	1,080	–
Other balances owed to joint arrangements[2]	5,628	1,561	–

Notes:

1	Amounts arise primarily through VodafoneZiggo and Oak Holdings 1 GmbH. Interest is paid/received in line with market rates.
2	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH (2022: INWIT S.p.A.).

On 22 March 2023, the Group completed the disposal of its interest in Vantage Towers A.G. to Oak Holdings 1 GmbH, the co-control partnership of Vodafone, GIP and KKR. Vodafone retained a non-controlling interest of 64.2% in Oak Holdings 1 GmbH, which owns 89.3% of Vantage Towers A.G. Oak Holdings 1 GmbH is a joint venture of the Group.

Dividends received from associates and joint ventures are disclosed in the consolidated statement of cash flows.

Transactions with Directors other than compensation

During the three years ended 31 March 2023 and as of 21 June 2023, no Director nor any other executive officer, nor any associate of any Director or any other executive officer, was indebted to the Group. During the three years ended 31 March 2023 and as of 21 June 2023, the Group has not been a party to any other material transaction, or proposed transactions, in which any member of the key management personnel (including Directors, any other executive officer, senior manager, any spouse or relative of any of the foregoing or any relative of such spouse) had or was to have a direct or indirect material interest.